Premium [Member] Expense Example - Premium - BlackRock Cash Funds: Treasury - Premium Shares	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 17
Expense Example, with Redemption, 3 Years	61
Expense Example, with Redemption, 5 Years	110
Expense Example, with Redemption, 10 Years	$ 252